Pensions and Other Benefit Plans (Details 3)	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumed for next year	6.50%	6.50%
Rate to which the cost trend rate is assumed to decline (ultimate trend)	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2032	2032